Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

24. Related party transactions

A related party under IFRS is a person or entity that is related to the Group. These include both people and entities that have, or are subject to, influence or control over the Group.

Related parties

Upon the completion of the demerger on 18 July 2022, GSK ceased to be a related party of the Group under IAS 24, ‘Related Party Disclosures’. The Group undertook significant transactions with entities from within GSK during the period ended 18 July 2022, and the years ended 31 December 2021 and 31 December 2020 and with entities from within Pfizer for the years ended 31 December 2022, 2021 and 2020.

The Group had transactions with related parties under manufacturing and supply agreements, distribution agreements, support service agreements, provision of research and development, toll-manufacturing services and transitional services agreements. In addition, the Group earned net interest income resulting from funds on-lent to GSK and Pfizer. All related party transactions are undertaken at arm’s length in accordance with the Group transfer pricing policy.

Where the legal completion of local transfer of assets and liabilities has been delayed, but the Group is able to exercise control over the relevant activities, the relevant net assets and profits have been recognised in the results.

Transaction values for the year ended 31 December (unless otherwise indicated):

	Pfizer companies			GlaxoSmithKline companies
	2022 £m	2021 £m	2020 £m	Period ended 18 July 2022 £m	2021 £m	2020 £m
Sales of goods	–	–	17	91	114	397
Purchases of goods	–	–	(11)	(41)	(81)	(81)
Services, royalties, and other income	–	–	17	74	20	49
Services, royalties, and other expense	(5)	(68)	(121)	(135)	(354)	(384)
Interest income	12	–	–	30	10	12
Interest expense	–	–	–	(2)	(4)	(6)
Dividend paid	3,801	367	735	8,129	781	1,636

Balance outstanding as at 31 December:

	Pfizer companies		GlaxoSmithKline companies
	2022 £m	2021 £m	2022 £m	2021 £m
Other amounts owing to related parties	–	(7)	–	(203)
Other amounts owing from related parties	–	–	51	542
Loan amounts owing to related parties	–	–	–	(825)
Loan amounts owing from related parties	–	–	–	1,508

Pre demerger, the Group had a £9,211m loan receivable from GSK/Pfizer together with £37m accrued interest receivable. This loan was primarily funded by proceeds from the bond offerings during the first half of 2022 (refer to Note 19 ‘Borrowings’). The loan receivable and interest accrued were exchanged to partially settle the £11,930m of pre-demerger dividend.

As at 31 December 2022, other amounts owing from GSK of £51m comprise balances arising from arrangements set up with GSK before the demerger activities. Since these balances occurred when GSK was still a related party of the Group, they continue to be disclosed in the table above.

As at 31 December 2021, the loan amounts owing from related parties of £1,508m were held with GSK finance companies as part of the Group’s banking arrangements received at the new risk free benchmark rate – 0.05% and were repayable on demand.

As at 31 December 2021, the loan amounts owing to related parties of £825m were held with GSK finance companies as part of the Group’s banking arrangements. These balances were unsecured with interest largely paid at the new risk free benchmark rate + 0.10% and were repayable on demand.